Accounts Receivables (Tables)	12 Months Ended
Oct. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivables, net
	October 31, 2021	October 31, 2020
Accounts receivables	6,566	14,875
Allowance for doubtful accounts	-	-
Total, net	6,566	14,875

	October 31, 2021	October 31, 2020
Accounts receivables-related parties	547,865	1,571,991
Allowance for doubtful accounts	(18,458)	(53,727)
Total, net	529,407	1,518,264

Schedule of the activity in the allowance for doubtful accounts
	October 31, 2021	October 31, 2020
Balance at beginning of year	53,727	42,253
Provision	-	8,906
Charge-offs	-	-
Recoveries	(37,591)	-
Effect of translation adjustment	2,322	2,568
Balance at end of year	18,458	53,727